NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Net Profit (Loss) Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share
	Year ended December 31
	2024	2023
Numerator:
Net loss for the year	$16,519	$5,108
Net loss attributable to ordinary shareholders:
Basic and diluted	$16,443	$4,942
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	41,635	7,493

Net loss per share attributable to ordinary shareholders, basic and diluted	$394.94	$659.55